Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019 [1]
Geographical segments
Total revenue	£ 13,840	£ 18,429		£ 16,656
Interest receivable	10,071	11,375		11,049
Interest payable	(2,322)	(3,328)		(2,393)
Net fees and commissions	2,012	2,511		2,357
Income from trading activities	1,125	932		1,507
Other operating income	(90)	2,763		882
Total income	10,796	14,253		13,402
Operating (loss)/profit before tax	(351)	4,232		3,359
Total assets	799,491	723,039	[1]	694,235	£ 694,235
Total liabilities	755,667	679,483	[1]	647,745	£ 647,745
Contingent liabilities and commitments	128,732	124,995		126,883
UK
Geographical segments
Total revenue	12,511	16,925		15,351
Interest receivable	9,479	10,923		10,589
Interest payable	(2,163)	(3,255)		(2,366)
Net fees and commissions	1,637	2,191		2,183
Income from trading activities	911	727		1,308
Other operating income	(117)	2,305		467
Total income	9,747	12,891		12,181
Operating (loss)/profit before tax	(193)	3,543		3,805
Total assets	704,725	634,642		615,933
Total liabilities	686,500	613,151		588,185
Contingent liabilities and commitments	118,654	114,422		121,267
USA
Geographical segments
Total revenue	211	228		300
Net fees and commissions	33	37		12
Income from trading activities	170	148		124
Other operating income	(22)	13		119
Total income	181	198		255
Operating (loss)/profit before tax	(85)	186		(718)
Total assets	25,439	27,396		25,487
Total liabilities	26,932	31,715		31,329
Europe
Geographical segments
Total revenue	944	1,148		838
Interest receivable	570	417		430
Interest payable	(158)	(70)		(26)
Net fees and commissions	245	211		102
Income from trading activities	33	49		68
Other operating income	45	436		229
Total income	735	1,043		803
Operating (loss)/profit before tax	(161)	421		150
Total assets	66,884	57,534		47,211
Total liabilities	41,018	33,539		27,183
Contingent liabilities and commitments	10,068	10,571		5,408
RoW
Geographical segments
Total revenue	174	128		167
Interest receivable	22	35		30
Interest payable	(1)	(3)		(1)
Net fees and commissions	97	72		60
Income from trading activities	11	8		7
Other operating income	4	9		67
Total income	133	121		163
Operating (loss)/profit before tax	88	82		122
Total assets	2,443	3,467		5,604
Total liabilities	1,217	1,078		1,048
Contingent liabilities and commitments	£ 10	£ 2		£ 208

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.